Net revenues (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Net revenues	$ 2,766,481	$ 2,573,233	$ 3,033,990
Peru [member]
IfrsStatementLineItems [Line Items]
Net revenues	833,918	654,216	840,362
Brazil [member]
IfrsStatementLineItems [Line Items]
Net revenues	601,041	559,786	846,571
Singapore [Member]
IfrsStatementLineItems [Line Items]
Net revenues	234,846	229,278	166,412
Switzerland [Member]
IfrsStatementLineItems [Line Items]
Net revenues	224,292	209,312	124,726
United States [Member]
IfrsStatementLineItems [Line Items]
Net revenues	166,904	168,965	174,526
Argentina [Member]
IfrsStatementLineItems [Line Items]
Net revenues	81,503	94,144	94,433
Chile [Member]
IfrsStatementLineItems [Line Items]
Net revenues	78,215	83,459	120,060
Luxembourg [Member]
IfrsStatementLineItems [Line Items]
Net revenues	71,285	78,474	95,252
United Kingdom [Member]
IfrsStatementLineItems [Line Items]
Net revenues	62,589	14,815	3,439
South Korea [Member]
IfrsStatementLineItems [Line Items]
Net revenues	60,423	39,985	32,406
Austria [Member]
IfrsStatementLineItems [Line Items]
Net revenues	42,758	47,919	48,676
Japan [Member]
IfrsStatementLineItems [Line Items]
Net revenues	39,712	32,054	71,370
South Africa [Member]
IfrsStatementLineItems [Line Items]
Net revenues	39,446	41,350	55,864
Colombia [Member]
IfrsStatementLineItems [Line Items]
Net revenues	31,209	36,066	64,013
Taiwan [Member]
IfrsStatementLineItems [Line Items]
Net revenues	30,455	26,901	65,036
Germany [Member]
IfrsStatementLineItems [Line Items]
Net revenues	23,222	16,274	3,764
Turkey [Member]
IfrsStatementLineItems [Line Items]
Net revenues	20,593	26,606	54,955
Vietnam [Member]
IfrsStatementLineItems [Line Items]
Net revenues	18,724	5,006	8,396
Ecuador [Member]
IfrsStatementLineItems [Line Items]
Net revenues	11,088	14,554	15,433
Belgium [Member]
IfrsStatementLineItems [Line Items]
Net revenues	9,011	19,824	17,905
China [Member]
IfrsStatementLineItems [Line Items]
Net revenues	7,570	65,910
Netherlands [Member]
IfrsStatementLineItems [Line Items]
Net revenues	5,457	16,045	13,623
Italy [Member]
IfrsStatementLineItems [Line Items]
Net revenues	4,153	9,479	9,586
Malaysia [Member]
IfrsStatementLineItems [Line Items]
Net revenues	3,361	18,738	26,033
Other [Member]
IfrsStatementLineItems [Line Items]
Net revenues	$ 64,706	$ 64,073	$ 81,149